SHARE-BASED COMPENSATION - RSUs (Details) - Restricted Stock Units (RSUs) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Restricted Stock
Balance as of the beginning of the period	2,000,534	3,230,948
Granted	1,769,703	1,968,837
converted	(1,149,163)	(2,162,265)
Forfeited	(87,499)	(1,036,986)
Balance as of the end of the period	2,533,575	2,000,534
Share-based compensation	$ 7,346,665	$ 10,821,120